Organization and Principal Activities - Consolidated Financial Information of VIEs and VIE Subsidiaries including Inter-Group Transactions with Other Entities in Group (Detail)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Variable Interest Entity [Line Items]
Total assets	¥ 915,390		¥ 1,403,097		$ 133,136
Total liabilities	860,580		859,406		$ 125,164
Net revenues	431,247	$ 62,722	469,533	¥ 363,823
Net income/(loss)	(522,545)	$ (76,001)	(239,124)	(98,627)
Variable Interest Entity
Variable Interest Entity [Line Items]
Total assets	864,934		1,054,865
Total liabilities	937,801		996,074
Net revenues	722,022		558,393	533,681
Net income/(loss)	(131,658)		160,550	105,597
Net cash provided by/(used in) operating activities	268,946		(150,686)	(105,837)
Net cash used in investing activities	(57,231)		(22,920)	(45,968)
Net cash provided by/(used in) financing activities	¥ (261,019)		¥ 201,019	¥ 62,151